UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:___
        This Amendment:           [  ] is a restatement
                                  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       SiVest Group, Inc.
Address:    111 N. Market Street, Suite 105
            San Jose, CA  95113

Form 13F File Number: 28-13609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:       Kevin Landis
Title:      President
Phone:      (408) 624-9534

Signature, Place, and Date of Signing

            /s/ Kevin Landis         Santa Clara, California    08/12/10
            -------------------      -----------------------    ---------

Report Type (Check only one):

[X]   13F HOLDINGS REPORT

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                          ------------------

Form 13F Information Table Entry Total:              102
                                          ------------------

Form 13F Information Table Value Total:   $          171,699
                                          ------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

      COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
---------------------          ------------- --------- ----------- -------------------  ----------  -------- -----------------------
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
   NAME OF ISSUER              TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE    SHARED  NONE
----------------------         -----------------------------------------------------------------------------------------------------
Netflix, Inc.                  Common Stock  64110L106  19,817.76   182,400     SH        SOLE               182,400
VeriFone Holdings, Inc.        Common Stock  92342Y109   9,095.87   480,500     SH        SOLE               480,500
Intel Corp.                    Common Stock  458140100   8,439.36   433,900     SH        SOLE               433,900
Broadcom Corp. - A             Common Stock  111320107   7,833.67   237,600     SH        SOLE               237,600
QUALCOMM, Inc.                 Common Stock  747525103   7,343.02   223,600     SH        SOLE               223,600
Intevac, Inc.                  Common Stock  461148108   6,289.97   589,500     SH        SOLE               589,500
Corning, Inc.                  Common Stock  219350105   6,223.56   385,360     SH        SOLE               385,360
A123 Systems, Inc.             Common Stock  03739T108   5,526.92   586,100     SH        SOLE               586,100
McAfee, Inc.                   Common Stock  579064106   5,019.65   163,400     SH        SOLE               163,400
Microsoft Corp.                Common Stock  594918104   4,641.12   201,700     SH        SOLE               201,700
Apple, Inc.                    Common Stock  037833100   4,426.93    17,600     SH        SOLE                17,600
Equinix, Inc.                  Common Stock  29444U502   3,654.90    45,000     SH        SOLE                45,000
FLIR Systems, Inc.             Common Stock  302445101   3,403.53   117,000     SH        SOLE               117,000
Echelon Corp.                  Common Stock  27874N105   3,365.20   459,100     SH        SOLE               459,100
MEMC Electronic Materials,
  Inc.                         Common Stock  552715104   3,153.00   319,130     SH        SOLE               319,130
SanDisk Corp.                  Common Stock  80004C101   2,999.59    71,300     SH        SOLE                71,300
Akamai Technologies, Inc.      Common Stock  00971T101   2,925.10    72,100     SH        SOLE                72,100
TiVo, Inc.                     Common Stock  888706108   2,918.05   395,400     SH        SOLE               395,400
Ctrip.com International, Ltd.  Common Stock  22943F100   2,723.10    72,500     SH        SOLE                72,500
Clearwire Corp.                Common Stock  18538Q105   2,605.51   357,900     SH        SOLE               357,900
Marvell Technology Group Ltd.  Common Stock  G5876H105   2,456.98   155,900     SH        SOLE               155,900
Shanda Interactive
  Entertainment, Ltd.          Common Stock  81941Q203   2,380.20    60,000     SH        SOLE                60,000
Seagate Technology, Inc.       Common Stock  G7945J104   2,295.04   176,000     SH        SOLE               176,000
Google, Inc.                   Common Stock  38259P508   2,251.45     5,060     SH        SOLE                 5,060
CyberSource Corp.              Common Stock  23251J106   2,193.38    85,914     SH        SOLE                85,914
Activision Blizzard, Inc.      Common Stock  00507V109   2,143.11   204,300     SH        SOLE               204,300
Newport Corp.                  Common Stock  651824104   1,966.02   217,000     SH        SOLE               217,000
L-1 Identity Solutions, Inc.   Common Stock  50212A106   1,963.14   239,700     SH        SOLE               239,700
Ericsson                       Common Stock  294821608   1,958.25   177,700     SH        SOLE               177,700
Baidu.com, Inc.                Common Stock  056752108   1,919.86    28,200     SH        SOLE                28,200
China Mobile Hong Kong Ltd.    Common Stock  16941M109   1,882.52    38,100     SH        SOLE                38,100
51job, Inc.                    Common Stock  316827104   1,658.56    79,700     SH        SOLE                79,700
Semiconductor Manufacturing
  International Corp.          Common Stock  81663N206   1,606.80   412,000     SH        SOLE               412,000
Synaptics, Inc.                Common Stock  87157D109   1,567.50    57,000     SH        SOLE                57,000
EMC Corp.                      Common Stock  268648102   1,449.36    79,200     SH        SOLE                79,200
Entropic Communications, Inc.  Common Stock  29384R105   1,440.45   227,200     SH        SOLE               227,200
Adobe Systems, Inc.            Common Stock  00724F101   1,432.51    54,200     SH        SOLE                54,200
Koninklijke (Royal) Philips
  Electronics N.V.             Common Stock  500472303   1,343.81    45,034     SH        SOLE                45,034
VeriSign, Inc.                 Common Stock  92343E102   1,319.54    49,700     SH        SOLE                49,700
JA Solar holdings Co Ltd.      Common Stock  466090107   1,168.82   251,900     SH        SOLE               251,900
Shutterfly, Inc.               Common Stock  82568P304   1,157.27    48,300     SH        SOLE                48,300
International Business
  Machines Corp.               Common Stock  459200101   1,136.02     9,200     SH        SOLE                 9,200
Cisco Systems, Inc.            Common Stock  17275R102   1,099.60    51,600     SH        SOLE                51,600
LG Display Co., Ltd            Common Stock  50186V102   1,027.18    63,800     SH        SOLE                63,800
Micron Technology, Inc.        Common Stock  595112103     987.39   116,300     SH        SOLE               116,300
Hewlett-Packard Company        Common Stock  428236103     973.80    22,500     SH        SOLE                22,500
LivePerson, Inc.               Common Stock  538146101     960.40   140,000     SH        SOLE               140,000
NeuStar, Inc.                  Common Stock  64126X201     894.91    43,400     SH        SOLE                43,400
ARM Holdings, PLC              ADS           G0483X122     868.00    70,000     SH        SOLE                70,000
Nokia Corp. - ADR              ADR           654902204     848.42   104,100     SH        SOLE               104,100
Oracle Corp.                   Common Stock  68389X105     815.48    38,000     SH        SOLE                38,000
VistaPrint Ltd.                Common Stock  N93540107     783.59    16,500     SH        SOLE                16,500
Skyworks Solutions, Inc.       Common Stock  83088M102     634.66    37,800     SH        SOLE                37,800
Suntech Power Holdings Co.,
  Ltd - ADR                    ADR           86800C104     629.25    68,620     SH        SOLE                68,620
Citrix Systems, Inc.           Common Stock  177376100     603.89    14,300     SH        SOLE                14,300
ValueClick, Inc.               Common Stock  92046N102     601.85    56,300     SH        SOLE                56,300
CIENA Corp.                    Common Stock  171779309     575.67    45,400     SH        SOLE                45,400
comScore, Inc.                 Common Stock  20564W105     489.16    29,700     SH        SOLE                29,700
LogMeIn, Inc.                  Common Stock  54142L109     464.27    17,700     SH        SOLE                17,700
Microvision, Inc.              Common Stock  594960106     444.30   150,100     SH        SOLE               150,100
Sycamore Networks              Common Stock  871206108     436.84    26,300     SH        SOLE                26,300
Giant Interactive Group, Inc.  Common Stock  374511103     425.18    61,800     SH        SOLE                61,800
Novell, Inc.                   Common Stock  670006105     418.05    73,600     SH        SOLE                73,600
Taleo Corp.                    Common Stock  87424N104     417.79    17,200     SH        SOLE                17,200
Digital River, Inc             Common Stock  25388B104     411.25    17,200     SH        SOLE                17,200
DG FastChannel, Inc            Common Stock  23326R109     338.83    10,400     SH        SOLE                10,400
Wave Systems Corp.             Common Stock  943526301     324.00   100,000     SH        SOLE               100,000
Suzlon Energy Ltd. -
  Merrill Warrant              Common Stock  B0DX8R8       320.39   257,000     SH        SOLE               257,000
Websense, Inc.                 Common Stock  947684106     304.29    16,100     SH        SOLE                16,100
Emdeon Inc.                    Common Stock  29084T104     290.70    23,200     SH        SOLE                23,200
NICE-Systems, Ltd.             Common Stock  653656108     285.49    11,200     SH        SOLE                11,200
Adobe October 31 Put           Put           PUT           269.92       542         Put   SOLE                   542
GT Solar International, Inc.   Common Stock  3623E0209     262.64    46,900     SH        SOLE                46,900
Microsoft July 28 Put          Put           PUT           229.68       522         Put   SOLE                   522
Yingli Green Energy Holding
  Company - ADR                Common Stock  98584B103     203.60    20,000     SH        SOLE                20,000
SunPower Corp. - Class B       Common Stock  867652307     183.60    17,000     SH        SOLE                17,000
Amtech Systems, Inc.           Common Stock  032332504     155.31    18,600     SH        SOLE                18,600
SanDisk January 2011 40 Put    Put           PUT           138.60       220         Put   SOLE                   220
Solarfun Power Holdings
  Co., Ltd.                    Common Stock  83415U108     138.11    20,400     SH        SOLE                20,400
Baidu January 2011 72 Put      Put           PUT           134.00       100         Put   SOLE                   100
Internet Brands, Inc           Common Stock  460608102     123.96    12,000     SH        SOLE                12,000
Akamai January 2011 40 Put     Put           PUT           122.43       231         Put   SOLE                   231
Akamai January 2011 42 Put     Put           PUT           112.04       231         Put   SOLE                   231
VeriFone July 20 Put           Put           PUT           105.00       700         Put   SOLE                   700
Baidu January 2011 66 Put      Put           PUT           103.00       100         Put   SOLE                   100
Iberdrola S.A.                 Common Stock  ES0144580Y14   90.63    16,000     SH        SOLE                16,000
Hewlett-Packard August 45 Put  Put           PUT            75.38       225         Put   SOLE                   225
Broadcom August 30 Put         Put           PUT            57.68       560         Put   SOLE                   560
JA Solar December 4 Put        Put           PUT            54.00       900         Put   SOLE                   900
Metalico, Inc.                 Common Stock  591176102      45.77    11,500     SH        SOLE                11,500
Orion Energy Systems, Inc.     Common Stock  686275108      44.24    14,000     SH        SOLE                14,000
Mobile Telesystems September
  21 Call                      Call          CALL           44.00       160         Call  SOLE                   160
PowerShares QQQ July 40 Put    Put           PUT            43.00     1,000         Put   SOLE                 1,000
Activision August 10 Put       Put           PUT            36.65     1,047         Put   SOLE                 1,047
PowerShares QQQ September
  35 Put                       Put           PUT            36.60       600         Put   SOLE                   600
Ascent Solar Technologies,
  Inc.                         Common Stock  043635101      35.00    12,821     SH        SOLE                12,821
Suntech Power September
  7.5 Put                      Put           PUT            25.41       462         Put   SOLE                   462
China Mobile September
  42.50 Put                    Put           PUT            17.15       381         Put   SOLE                   381
Verifone July 17.50 Put        Put           PUT            15.00       600         Put   SOLE                   600
Ericsson July 10 Put           Put           PUT            11.79     1,179         Put   SOLE                 1,179
U.S. Geothermal, Inc.          Common Stock  90338S102       8.33    10,500     SH        SOLE                10,500
EMC July 17 Put                Put           PUT             5.54       792         Put   SOLE                   792
                                                   102    171,699